Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013
Statements of Operations [Abstract]
RENTAL REVENUE	$ 62,200	$ 57,730	$ 182,334	$ 153,147	$ 214,235
OPERATING EXPENSES
Operating Costs	32,409	13,393	70,855	67,908	72,443	1,170
Professional fees	24,086	14,331	77,529	47,043	62,275	15,575
Repairs and maintenance	9,051	3,887	16,324	8,085	18,161
Depreciation	22,271	22,195	66,771	63,606	85,097
Interest expense	34,120	40,869	107,303	127,860	170,228
Total operating expenses	121,937	94,675	338,782	314,502	408,204	16,745
LOSS FROM OPERATIONS					(193,969)	(16,745)
Total income tax provision (benefit)
NET LOSS	$ (59,737)	$ (36,945)	$ (156,448)	$ (161,355)	$ (193,969)	$ (16,745)
NET LOSS PER COMMON SHARE - BASIC AND DILUTED:	$ (0.03)	$ (0.02)	$ (0.09)	$ (0.09)	$ (0.11)	$ (0.01)
Weighted average common shares outstanding - basic and diluted	1,796,875	1,796,875	1,796,875	1,796,875	1,796,875	1,796,875